Acquisitions and Investments - Additional Information (Details) $ / shares in Units, $ in Thousands									1 Months Ended					3 Months Ended			12 Months Ended
	May 12, 2022 shares	Mar. 04, 2022 USD ($)	Feb. 16, 2022 USD ($) d Fleet FLEET $ / shares	Feb. 15, 2022 USD ($)	Feb. 14, 2022 USD ($)	Feb. 04, 2022 USD ($)	Feb. 02, 2022 USD ($) Fleet FLEET	Dec. 22, 2020 USD ($)	May 31, 2022 USD ($) Director shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 23, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jan. 01, 2021
Business Acquisition [Line Items]
Revenues														$ 344,980		$ 149,586	$ 768,353	$ 547,679
Pretax earnings														(24,878)		26,014	43,724	117,966
Severance costs																	(500)
Equity method investment, ownership percentage								50.00%
Noncash income														8,231		$ 187	(111)	324
Percentage of preferred unit purchased															20.00%
Noncontrolling interests										$ 1,421	$ 1,039			1,421			1,039
Property, plant and equipment										619,771	363,687			619,771			363,687	429,684
Investment in associate eliminated																		$ 1,260
Subsequent Event
Business Acquisition [Line Items]
Cash consideration																	$ 44,400
THRC Holdings
Business Acquisition [Line Items]
Cash consideration						$ 30,000
Rights agreement amount						8,100
Eagleton Venture Inc | Eagleton Right Agreement
Business Acquisition [Line Items]
Cash consideration											$ 3,900
Ownership percentage											15.172%						15.172%
Minority interests purchased										3,900
Eagleton Venture Inc | Eagleton Right Agreement | Common Class A
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues																	$ 3,900
Eagleton Venture Inc | Eagleton Right Agreement | Other Current Liabilities
Business Acquisition [Line Items]
Business Combination Consideration Liability											$ 3,900						$ 3,900
Eagleton Venture Inc | Eagleton Right Agreement | Subsequent Event
Business Acquisition [Line Items]
Minority interests purchased				$ 3,900						3,900
Best Flow [Member]
Business Acquisition [Line Items]
Ownership percentage											2.302%						2.302%
Payment To Acquire Minority Interest Ownership By Non Controlling Owners											$ 600
F T S International Inc [Member]
Business Acquisition [Line Items]
Pretax earnings														100
F T S International Inc [Member] | THRC Holdings | FTSI Merger Agreement
Business Acquisition [Line Items]
Ownership percentage		19.50%
F T S International Inc [Member]
Business Acquisition [Line Items]
Purchase price		$ 405,700
Cash consideration		332,800
Equity interest		72,900
Revenues														48,600
Business combination, liability										96,413				96,413
F T S International Inc [Member] | Subsequent Event
Business Acquisition [Line Items]
Purchase price		407,500
Cash consideration		334,600
Equity interest		$ 72,900
Business combination, liability											$ 109,811						$ 109,811
F T S International Inc [Member] | Selling, General, and Administrative
Business Acquisition [Line Items]
Acquisition related costs														3,700
Severance costs														$ 9,300
F T S International Inc [Member] | FTSI Merger Agreement | Pro Frac L L C
Business Acquisition [Line Items]
Percentage of acquired equity distributed by subsidiaries		80.50%
F T S International Inc [Member] | Farris Wilks | FTSI Merger Agreement
Business Acquisition [Line Items]
Percentage of distributed equity owned by related parties		50.00%
Flotek Industries, Inc
Business Acquisition [Line Items]
Minimum number of hydraulic fleets | Fleet							10
Term of agreement on hydraulic fleets							3 years
Percentage of margin for agreement							7.00%
Equity method investment, ownership percentage							17.00%
Term of agreement increased on hydraulic fleets			10 years
Number of hydraulic fleets increased | Fleet			30
Sale of Stock, Description of Transaction														The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount.
Percentage of accrued paid-in-kind interest rate			10.00%
Debt instrument, term			1 year
Debt instrument, face amount			$ 20,000
Noncash income														$ 8,100
Investment										28,100				28,100
Flotek Industries, Inc | Debt Instrument, Redemption, Period One
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares			$ 1.088125
Flotek Industries, Inc | Debt Instrument, Redemption, Period Two
Business Acquisition [Line Items]
Weighted average trading price | $ / shares			$ 2.5
Debt instrument, convertible, threshold trading days | d			20
Debt instrument, convertible, threshold consecutive trading days | d			30
Flotek Industries, Inc | Debt Instrument, Redemption, Period Three
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares			$ 0.8705
Flotek Industries, Inc | Subsequent Event
Business Acquisition [Line Items]
Minimum number of hydraulic fleets | FLEET							10
Term of agreement on hydraulic fleets							3 years
Percentage of margin for agreement							7.00%
Equity method investment, ownership percentage									43.00%
Term of agreement increased on hydraulic fleets			10 years
Number of hydraulic fleets increased | FLEET			30
Number of additional directors | Director									2
Sale of Stock, Description of Transaction																	The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount.
Percentage of accrued paid-in-kind interest rate			10.00%
Debt instrument, term			1 year
Flotek Industries, Inc | Subsequent Event | Debt Instrument, Redemption, Period One
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares			$ 1.088125
Flotek Industries, Inc | Subsequent Event | Debt Instrument, Redemption, Period Two
Business Acquisition [Line Items]
Weighted average trading price | $ / shares			$ 2.5
Debt instrument, convertible, threshold trading days | d			20
Debt instrument, convertible, threshold consecutive trading days | d			30
Flotek Industries, Inc | Subsequent Event | Debt Instrument, Redemption, Period Three
Business Acquisition [Line Items]
Debt instrument, convertible, conversion price | $ / shares			$ 0.8705
Flotek Industries, Inc | Maximum | Subsequent Event
Business Acquisition [Line Items]
Number of new directors | Director									4
Flotek Industries, Inc | Private Offering
Business Acquisition [Line Items]
Principal amount of notes							$ 10,000
Flotek Industries, Inc | Private Offering | Subsequent Event
Business Acquisition [Line Items]
Principal amount of notes							10,000
Flotek Industries, Inc | Equity
Business Acquisition [Line Items]
Principal amount of notes			$ 50,000				10,000
Flotek Industries, Inc | Equity | Subsequent Event
Business Acquisition [Line Items]
Principal amount of notes			$ 50,000				$ 10,000
Basin Production and Completion LLC
Business Acquisition [Line Items]
Investment																				$ 50,200
Preferred units purchased															$ 4,200				$ 4,200		$ 46,000
Percentage of preferred unit purchased																20.00%
Basin Production and Completion LLC | A-1 & B-1 Preferred Units
Business Acquisition [Line Items]
Preferred units purchased																					40,000
Basin Production and Completion LLC | Selling Holders of B-1 Preferred Units
Business Acquisition [Line Items]
Preferred units purchased																					$ 6,000
Basin Production and Completion LLC | FHE USA LLC
Business Acquisition [Line Items]
Loan made					$ 1,250
Interest rate effective percentage					5.00%
Debt instrument maturity date					Feb. 14, 2027
EKU
Business Acquisition [Line Items]
Equity method investment, ownership percentage													75.00%									75.00%
Noncontrolling interests								$ 1,200					$ 1,200
Percentage of equity purchased								25.00%
Net working capital													2,500
Property, plant and equipment													400
Intangible assets													3,500
Debt													1,400
Investment in associate eliminated													3,700
EKU | Maximum
Business Acquisition [Line Items]
Equity method investment, ownership percentage								50.00%
EKU | Minimum
Business Acquisition [Line Items]
Equity method investment, ownership percentage								20.00%
Munger Ranch
Business Acquisition [Line Items]
Cash consideration													$ 30,000
Percentage of outstanding shares of common stock											1.50%		1.50%				1.50%
Liquidation percentage													100.00%				100.00%
Munger Ranch | Other Current Liabilities
Business Acquisition [Line Items]
Business combination, liability										$ 30,000	$ 30,000			$ 30,000			$ 30,000
Munger Ranch | IPO | Subsequent Event | Common Class A
Business Acquisition [Line Items]
Cash consideration									$ 30,000
Share issued during period, new issues | shares	2,114,273								2,114,273
Munger Ranch | THRC Holdings
Business Acquisition [Line Items]
Cash consideration						30,000
Rights agreement amount						8,100
Munger Ranch | THRC Holdings | Subsequent Event
Business Acquisition [Line Items]
Cash consideration						30,000
Rights agreement amount						$ 8,100
iQ-TEQ, LLC
Business Acquisition [Line Items]
Cash consideration												$ 2,200
Net working capital												200
Property, plant and equipment												100
Intangible assets												2,400
Debt												$ 400